Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 35,994
Weighted average amortization period for acquired intangible assets	5
Aggregate amortization expense	51,164	43,866	37,994
Estimated amortization expense for intangible assets, 2012	44,931
Estimated amortization expense for intangible assets, 2013	33,864
Estimated amortization expense for intangible assets, 2014	23,759
Estimated amortization expense for intangible assets, 2015	11,482
Estimated amortization expense for intangible assets, 2016	6,134
Computer Software, Intangible Asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 33,217
Weighted average amortization period for acquired intangible assets	4